CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 12,793		$ 14,683
Deposits (Note 3)	30,310		28,243
Marketable securities (Note 3)	15,635		10,945
Trade receivables, net of allowance for doubtful accounts of $738 and $701 as of December 31, 2012 and 2011, respectively (Note 4)	21,792		23,378
Deferred taxes (Note 14)	220		540
Other receivables and prepaid expenses (Note 5)	3,398		2,610
Total Current Assets	84,148		80,399
Long-Term Assets:
Deposits (Note 6 & Note 11A)	621		1,093
Other receivables and prepaid expenses (Note 5)	275		233
Severance Pay funds (Note 7)	1,965		1,746
Deferred taxes (Note 14)	1,230		550
Identifiable Intangible assets, Net (Note 8)	452		1,166
Goodwill (Note 8)	1,572	[1]	1,572	[1]
Property and Equipment, Net (Note 9)	4,206		3,873
Total Long-Term Assets	10,321		10,233
TOTAL ASSETS	94,469		90,632
Current Liabilities:
Accounts payable and accrued expenses (Note 10)	16,536		13,608
Dividend payable (Note 12F)	0		2,536
Deferred revenues	9,047		9,529
Total Current Liabilities	25,583		25,673
Long-Term Liabilities:
Accrued severance pay (Note 7)	4,465		3,847
Deferred tax liability (Note 14)	0		180
Deferred revenues	1,503		1,828
Total Long-Term Liabilities	5,968		5,855
Total Liabilities	31,551		31,528
Commitments and Contingencies (Note 11)
Shareholders' Equity (Note 12):
Special preferred shares NIS 0.02 par value: Authorized - 5,000,000 as of December 31, 2012 and 2011; no issued and outstanding shares as of December 31, 2012 and 2011;
Ordinary shares of NIS 0.02 par value: Authorized - 100,000,000 as of December 31, 2012 and 2011; Issued - 31,693,942 shares as of December 31, 2012 and 31,407,888 as of December 31, 2011; Outstanding - 31,654,942 shares as of December 31, 2012 and 31,368,888 shares as of December 31, 2011;	132		131
Additional paid-in capital	87,566		84,383
Accumulated other comprehensive income	559		(167)
Accumulated deficit	(25,296)		(25,200)
Stockholders' Equity before Treasury Stock, Total	62,961		59,147
Treasury shares, at cost: 39,000 shares	(43)		(43)
Total shareholders' equity	62,918		59,104
Total Liabilities and Shareholders' Equity	$ 94,469		$ 90,632

[1]	All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit